Other Long-Term Liabilities - Particulars of Other Long-Term Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Long-term portion of income taxes payable	$ 147	$ 199
Deferred revenue	127	52
Asset retirement obligation	37	39
Long-term portion of fair value of hedges [note 21]	8	5
Other	57	37
Total	$ 376	$ 332